Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jul. 31, 2015	Jul. 31, 2025	Jul. 31, 2016	Jul. 31, 2017	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2025
Columbia Floating Rate Fund - Class A [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (including sales charges)
Accumulated Value	$ 9,699		$ 9,944	$ 10,515	$ 11,014	$ 11,322	$ 10,970	$ 11,995	$ 11,671	$ 12,641	$ 13,799	$ 14,808
Columbia Floating Rate Fund - Class C [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (including sales charges)
Accumulated Value	10,000		10,176	10,681	11,104	11,329	10,895	11,827	11,421	12,278	13,300	14,171
Columbia Floating Rate Fund - Institutional Class [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class
Accumulated Value	10,000		10,278	10,896	11,442	11,790	11,438	12,550	12,240	13,295	14,545	15,652
Columbia Floating Rate Fund - Institutional 2 Class [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional 2 Class
Accumulated Value	10,000		10,284	10,905	11,467	11,809	11,478	12,591	12,285	13,344	14,607	15,725
Columbia Floating Rate Fund - Institutional 3 Class [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional 3 Class
Accumulated Value	10,000		10,289	10,917	11,474	11,834	11,491	12,619	12,315	13,387	14,657	15,784
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,594	10,539	10,455	11,299	12,443	12,356	11,229	10,851	11,405	11,790
S&P UBS Leveraged Loan Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P UBS Leveraged Loan Index
Accumulated Value	$ 10,000		$ 10,226	$ 10,924	$ 11,440	$ 11,908	$ 11,765	$ 12,895	$ 12,785	$ 13,998	$ 15,456	$ 16,630